Business Combinations - Schedule of Financial Information (Details) - ASP Acuren [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 1,097,393
Net loss	$ (26,075)
Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue		$ 1,050,057
Net loss		$ (155,315)